BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2012		2011		2010
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$122,570	0.13%	$99,431	0.10%	$59,842	0.20%
Federal Home Loan Bank borrowings	502,000	0.17%	0	N/A	0	N/A
Total	$624,570	0.16%	$99,431	0.10%	$59,842	0.20%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$86,980	0.08%	$96,060	0.17%	$47,531	0.20%
Federal Home Loan Bank borrowings	111,295	0.17%	0	N/A	0	N/A
Total	$198,275	0.13%	$96,060	0.17%	$47,531	0.20%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$170,751		$105,291		$64,995
Federal Home Loan Bank borrowings	502,000		0		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2012		2011
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$9,427	3.74%	$11,544	3.80%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Capital loan with municipality	775	0.00%	0	0.00%
Total long-term debt	$75,202	3.49%	$76,544	3.55%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2012, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2013	$28	$12,500
2014	29	27,500
2015	28	25,000
2016	29	0
2017	28	0
Thereafter	9,285	0
Total	$9,427	$65,000